Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Deferred income including contract liabilities [abstract]
Deferred Revenues
Deferred revenue for the years ended December 31, 2020 and 2021 are as follows which included in current and non-current non-financial liabilities in the consolidated statements of financial position:

		2020	2021

		In millions of won
Beginning balance	￦	9,201,538	9,868,189
Increase		1,310,128	1,149,578
Recognized as revenue		(643,477)	(661,212)

Ending balance	￦	9,868,189	10,356,555